Time charter revenues (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of disclosure of components of operating lease income	The component of operating lease income is as follows:

	Year ended	Year ended	Year ended
(in thousands of $ )	December 31, 2024	December 31, 2023	December 31, 2022
Time charter revenues	123,580	36,736	—

Schedule of disclosure of maturity of future undiscounted minimum lease payments to be received	The future undiscounted minimum lease payments to be received under our fixed rate contracts as of December 31, 2024 is as follows:

(in thousands of $)
2025	1,920